Consolidated Statements of Cash Flows (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash provided by (used in): Operating activities
Comprehensive income (loss) for the year	(1,563,361)	(5,341,561)	2,062,728
Items not affecting cash:
Stock-based compensation expense	658,000	492,000	265,000
Amortization of property and equipment	67,162	85,484	125,015
Increase (decrease) in fair value of US$ Warrants	42,800	1,371,500	(168,143)
Non-cash changes to asset retirement obligation	(12,449)	3,960	3,860
Asset retirement obligations paid	(2,111)	(1,213)
Total non-cash items	753,402	1,951,731	225,732
Total before working capital changes	(809,959)	(3,389,830)	2,288,460
Change in non-cash working capital balances [note 14]	(2,771,227)	2,614,872	(1,495,468)
Net cash (used in) operating activities	(3,581,186)	(774,958)	792,992
Financing activities
Proceeds from exercise of US$ Warrants [note 11]	2,735,995	1,064,222
Proceeds from exercise of common share purchase warrants			278,760
Proceeds from exercise of stock options	288,066	13,234	47,250
Issue of common shares and warrants, net of issue costs			2,886,024
Repayment of capital lease obligation			(8,591)
Net cash generated by financing activities	3,024,061	1,077,456	3,203,443
Investing activities
Purchase of property and equipment	(41,808)	(20,463)	(48,553)
Increase in short-term investments	(2,723,980)	(2,394,450)	(45,000)
Decrease (increase) in restricted cash	53,921	379,448	(359,234)
Net cash (used in) investing activities	(2,711,867)	(2,035,465)	(452,787)
Net source (use) of cash	(3,268,992)	(1,732,967)	3,543,648
Cash and cash equivalents, beginning of the year	3,319,627	5,052,594	1,508,946
Cash and cash equivalents, end of the year	50,635	3,319,627	5,052,594
Supplemental information:
Cash interest paid (received), net	(56,401)	(14,518)	2,744
Cash taxes paid		399,546	426,421